Amounts Receivable and Other Assets	12 Months Ended
Mar. 31, 2019
Trade and other receivables [abstract]
Amounts Receivable and Other Assets

5.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	March 31, 2019	March 31, 2018
Sales tax refundable	$7,304	$43,019
Contributions receivable (note 6(a) and 6(b))	300,291	–
Prepaid insurance	–	42,555
Total	$307,595	$85,574